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May 8, 2001

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:   Office of Filings, Information and Consumer Services

RE:     ABN AMRO Funds (the "Trust")
        File No. 33-52784
        ----------------------------------------------------------

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above-referenced Trust do not differ from that contained in Post-Effective Amendment No. 22 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed electronically on May 1, 2001.

        Any questions with respect to this filing should be directed to the undersigned at (617) 535-0523. Kindly acknowledge receipt of this transmission through an acknowledgement via private mailbox at FIRSTDATAIN1@edgar.wanmail.net.



Very truly yours,




Paula Gray
Regulatory Administration Manager